Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Intangible assets.
Reconciliation of intangible assets and goodwill

	Management	Covenant not
	service agreement	to complete	Total
Cost

Balance, December 31, 2019	$6,020,000	$310,000	$6,330,000
Additions	–	–	–

Balance, December 31, 2020	6,020,000	310,000	6,330,000
Additions (note 5)	3,850,000	550,000	4,400,000

Balance, December 31, 2021	$9,870,000	$860,000	$10,730,000

Accumulated amortization

Balance, December 31, 2019	105,907	16,362	122,269
Amortization	401,333	61,999	463,332

Balance, December 31, 2020	507,240	78,361	585,601
Amortization	465,500	89,500	555,000

Balance, December 31, 2021	$972,740	$167,861	$1,140,601

Net book value

Balance, December 31, 2020	$5,512,760	$231,639	$5,744,399
Balance, December 31, 2021	8,897,260	692,139	9,589,399

Total
Cost
Balance, December 31, 2019	$3,707,650
Additions	—

Balance, December 31, 2020	3,707,650
Additions (note 5)	3,042,457

Balance, December 31, 2021	$6,750,107

Impairment

Balance, December 31, 2019	$—
Impairment	—

Balance, December 31, 2020	—
Impairment	—

Balance, December 31, 2021	$—

Net book value

Balance, December 31, 2020	$3,707,650
Balance, December 31, 2021	6,750,107